CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	277,733
Preferred stock, shares outstanding	277,733
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	195,000,000	195,000,000
Common stock, shares issued	39,505,459	20,582,076
Common stock, shares outstanding	39,505,459	20,582,076